FIRST TRUST PORTFOLIOS L.P.
                            120 EAST LIBERTY DRIVE
                           WHEATON, ILLINOIS 60187



                               October 29, 2024



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

Re:                                FT 11785
                   (File No. 333-282090) (CIK No. 2032824)

Ladies and Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent Amendment to the Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on October 25, 2024.

                                           Very truly yours,
                                           FT 11785, Registrant

                                          By:   FIRST TRUST PORTFOLIOS L.P.
                                                ___________________________
                                                Depositor


                                          By:   /s/ Ronda L. Saeli-Chiappe
                                                __________________________
                                                Vice President